32 Operating Costs and Expenses (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Wind farms of the brisa complex [member]
Disclosure of operating costs and expenses [line items]
Revenue related to the reimbursement	R$ 97,664